UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6395

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Municipal Cash Management

Statement of Investments

10/31/2004 (Unaudited)

	Principal

Tax Exempt Investments--100.8%	Amount ($)		Value ($)
	-----------------------		-----------------------

Albany Industrial Development Agency
Housing Revenue, VRDN (South Mall Towers Project)
1.79% (Insured; FNMA and Liquidity Facility; FNMA)	5,945,000	a	5,945,000
Chautauqua County Industrial Development Agency
Civic Facility Revenue, VRDN
(Gerry Homes Project) 1.80% (LOC; HSBC Bank USA)	14,270,000	a	14,270,000
Chemung County Industrial Development Agency
IDR, VRDN, MMARS 2nd Program
1.85% (LOC; HSBC Bank USA)	1,280,000	a	1,280,000
Commack Union Free School District, GO Notes, BAN
1.75%, 11/19/2004	5,000,000		5,000,570
Dutchess County Industrial Development Agency
Civic Facility Revenue, VRDN (Marist College Civic
Facility) 1.77% (LOC; Key Bank)	6,800,000	a	6,800,000
Erie County Industrial Development Agency
Civic Facility Revenue, VRDN:
(D'Youville College Project)
1.80% (LOC; HSBC Bank USA)	7,500,000	a	7,500,000
(Heritage Centers Project) 1.84% (LOC; Key Bank)	2,670,000	a	2,670,000
(YMCA of Greater Buffalo Project):
1.80%, Series A (LOC; HSBC Bank USA)	2,850,000	a	2,850,000
1.80%, Series B (LOC; HSBC Bank USA)	4,000,000	a	4,000,000
Herkimer County Industrial Development Agency
IDR, VRDN (F.E. Hale Manufacturing Co.)
1.85% (LOC; HSBC Bank USA)	2,760,000	a	2,760,000
Town of Huntington, GO Notes, Refunding
2.50%, 1/15/2005 (Insured; FSA)	915,000		917,379
Islip Industrial Development Agency, IDR
VRDN (Brentwood Distribution Co. Facility)
1.78% (LOC; Bank of America)	3,750,000	a	3,750,000
Jamestown City School District, GO Notes
2%, 11/1/2004 (Insured; FSA)	1,340,000		1,340,000
Metropolitan Transportation Authority, Transit Facility
Revenue:
CP:
1.46%, 1/13/2005 (LOC; ABN-AMRO)	6,300,000		6,300,000
1.46%, 1/18/2005 (LOC; ABN-AMRO)	7,000,000		7,000,000
VRDN 1.79% (Insured; AMBAC and
Liquidity Facility; The Bank of New York)	5,672,000	a	5,672,000

Monroe County Industrial Development Agency, VRDN:
Industrial Revenue:
(Chaney Enterprise) 1.96% (LOC; M&T Bank)	3,000,000	a	3,000,000
(Genesee Metal) 1.90% (LOC; HSBC Bank USA)	1,000,000	a	1,000,000
LR (Robert Weslayan College) 1.85% (LOC; M&T Bank)	2,900,000	a	2,900,000
Monroe Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN
1.87% (Liquidity Facility; WestLB AG)	3,000,000	a	3,000,000
Mount Pleasant Central School District, GO Notes
BAN 3%, 5/27/2005	3,500,000		3,528,627
Nassau County Industrial Development Agency, VRDN:
Civic Facility Revenue (St. Mary's Children Project)
1.81% (LOC; Commerce Bank)	2,325,000	a	2,325,000
Revenue 1.86% (Liquidity Facility; Merrill Lynch)	5,000,000	a	5,000,000
City of New York, GO Notes:
5%, 8/1/2005	2,000,000		2,048,639
VRDN:
1.71% (Insured; MBIA and Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	2,995,000	a	2,995,000
1.71% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	4,800,000	a	4,800,000
1.83% (Liquidity Facility; Citigroup Inc.)	5,000,000	a	5,000,000
1.83% (Liquidity Facility; Merrill Lynch)	7,000,000	a	7,000,000
New York City Industrial Development Agency:
IDR:
(Yedid Brothers Realty Associates) 1.20%, 11/1/2005
(LOC; Bank of America)	1,260,000		1,260,000
VRDN:
Civic Facility Revenue:
(Brooklyn United Methodist Project)
1.77% (LOC; The Bank of New York)	3,745,000	a	3,745,000
(Village Community School Project)
1.80% (LOC; M&T Bank)	2,570,000	a	2,570,000
IDR, Refunding (Plaza Packaging Project)
1.92% (LOC; The Bank of New York)	1,910,000	a	1,910,000
LR:
(Jewish Community Center)
1.85% (LOC; M&T Bank)	5,000,000	a	5,000,000
(Jewish Community Center of Manhattan)
1.85% (LOC; M&T Bank)	1,400,000	a	1,400,000
Special Facilities Revenue (Korean Air Lines Co.):
1.78%, Series A, 11/8/2004
(LOC; Rabo Bank Nederland)	2,400,000	a	2,400,000
1.78%, Series C, 11/8/2004
(LOC; Rabo Bank Nederland)	5,000,000	a	5,000,000
New York City Municipal Water Finance Authority
Water and Sewer System Revenue, CP:
1.25%, 11/4/2004 (Liquidity Facility: Bayerische
Landesbank and WestLB AG)	10,000,000		10,000,000
1.85%, 3/3/2005 (Liquidity Facility: JPMorgan
Chase Bank and Dexia Credit Locale)	11,500,000		11,500,000

New York City Transitional Finance Authority:
Income Tax Revenue:
5.25%, 11/15/2004	1,300,000		1,301,995
Revenue, VRDN:
1.70%, (Liquidity Facility; The Bank of New York)	8,300,000	a	8,300,000
1.76% (Liquidity Facility; The Bank of New York)	1,800,000	a	1,800,000
New York State Dormitory Authority, VRDN:
College and University Revenue (Oxford University
Press Inc.) 1.75% (LOC; Landesbank Hessen-
Thueringen Girozentrale)	5,800,000	a	5,800,000
Health Care Facilities Revenue (Mental Health Services)
1.75% (Liquidity Facility; HSBC Bank USA)	5,000,000	a	5,000,000
New York State Environmental Facilities Corporation:
Clean Water and Drinking Water Revenue
Revolving Funds Pooled Financing Program
2%, 11/15/2004	1,130,000		1,130,419
GO Notes, CP 1.43%, 1/20/2005
(LOC: Helaba Bank and Bayerische Laandesbank)	15,000,000		15,000,000
New York State Housing Finance Agency, VRDN:
LR 1.83% (Liquidity Facility; Merrill Lynch)	4,990,000	a	4,990,000
Revenue:
(400 3rd Avenue Apartments) 1.82% (LOC; Key Bank)	4,500,000	a	4,500,000
(Biltmore Tower Housing) 1.78% (Insured; FNMA
and Liquidity Facility; FNMA)	16,000,000	a	16,000,000
(Saville Housing) 1.78% (LOC; Bank of America)	14,400,000	a	14,400,000

New York State Power Authority, Electric Revenue
CP 1.43%, 12/8/2004 (Liquidity Facility: The Bank of New
York, Bank of Nova Scotia, Bayerishe Landesbank, Dexia
Credit Locale, JPMorgan Chase Bank, Landesbank Hessen-
Thuringen Girozentrale, State Street Bank and Trust
and Wachovia Bank)	18,040,000	18,040,000
New York State Thruway Authority, Highway Tolls
Revenue 2%, 4/1/2005	7,335,000	7,349,219
New York State Urban Development Corporation
Correctional and Youth Facilities Service
Revenue 5%, 1/1/2005	3,275,000	3,293,084
Nyack Union Free School District, GO Notes
TAN 2%, 1/14/2005	1,500,000	1,501,944
Ontario County Industrial Development Agency, IDR
VRDN (Dixit Enterprises) 1.85% (LOC; HSBC Bank USA)	3,170,000 a	3,170,000
Port Authority of New York and New Jersey:
Revenue 5%, 12/15/2004	3,500,000	3,515,469
Special Obligation Revenue, VRDN
1.74% (Liquidity Facility; Landesbank Hessen-
Thueringen Girozentrale)	22,000,000 a	22,000,000
Poughkeepsie Industrial Development Agency
Senior Living Facility Revenue, VRDN
(Manor at Woodside Project) 1.82%
(LOC; The Bank of New York)	5,000,000 a	5,000,000

Renesselaer Industrial Development Agency, IDR
	(Capital View Office Park Project)
	1.50%, 12/31/2004 (LOC; M&T Bank)	5,710,000		5,710,000
County of Rockland, GO Notes
	TAN 2%, 3/24/2005	5,500,000		5,510,903
South Colonie Central School District, GO Notes
	RAN 2.50%, 2/25/2005	4,400,000		4,414,020
Suffolk County Industrial Development Agency, IDR
	VRDN (Belmont Villas LLC Facility) 1.79%
	(Insured; FNMA and Liquidity Facility; FNMA)	6,000,000	a	6,000,000
City of Syracuse, RAN 3%, 6/30/2005 (LOC; DEPFA Bank)		5,000,000	a	5,037,250
Syracuse Industrial Development Agency
	Civic Facility Revenue, VRDN
	(Community Development Properties-Larned Project)
	1.90% (LOC; M&T Bank)	6,525,000	a	6,525,000
Tobacco Settlement Financing Authority, Revenue
	VRDN 1.85% (Insured; AMBAC and Liquidity Facility;
	Merrill Lynch)	3,460,000	a	3,460,000
Tompkins County Industrial Development Agency
	College and University Revenue, VRDN
	(Cortland College) 1.80% (LOC; HSBC Bank USA)	4,725,000	a	4,725,000
Ulster County, GO Notes, BAN 2%, 11/19/2004		9,033,616		9,037,082
Ulster County Industrial Development Agency, IDR
	VRDN (Selux Corp. Project) 1.91% (LOC; The Bank of New
	York)	2,260,000	a	2,260,000
Westchester County Industrial Development Agency
	VRDN:
	Civic Facility Revenue:
	(The Masters School)
	1.75% (LOC; Allied Irish Bank)	3,650,000	a	3,650,000
	(Young Men's Christian Association)
	1.80% (LOC; Allied Irish Bank)	3,500,000	a	3,500,000
	Commercial Facility Revenue
	(Panorama Flight Service Inc. Project)
	1.82% (LOC; The Bank of New York)	5,140,000	a	5,140,000
Yonkers Industrial Development Agency, Revenue
	VRDN, Merlots Program 1.86%
	(Insured; GNMA and Liquidity Facility; Wachovia Bank)	4,215,000	a	4,215,000

Total Investments (cost $376,713,600)		100.8%		376,713,600

Liabilities, Less Cash and Receivables		(0.8%)		(3,049,447)

Net Assets		100.0%		373,664,153

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	LR	Lease Revenue
FGIC	Financial Guaranty Insurance Company	MBIA	Municipal Bond Investors
FNMA	Federal National Mortgage Association		Assurance Insurance Corporation
FSA	Financial Security Assurance	RAN	Revenue Anticipation Notes
GNMA	Government National Mortgage Association	TAN	Tax Anticipation Notes
GO	General Obligation	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
Fitch	or	Moody's	or	Standard & Poor's	Value %
---------------		-----------		----------------------	----------------------
F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	82.1
AAA, AA, A c		Aaa, Aa, A c		AAA, AA, A c	7.9
Not Rated d		Not Rated d		Not Rated d	10.0

					100.0

Notes to Statement of Investments:

a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)